COMMITMENTS, CONTINGENCIES AND GUARANTEES	12 Months Ended
Dec. 31, 2020
Disclosure Commitments Contingencies and Guarantess [Abstract]
COMMITMENTS, CONTINGENCIES AND GUARANTEES	COMMITMENTS, CONTINGENCIES AND GUARANTEES
Commitments
In the course of its operations, Brookfield Renewable and its subsidiaries have entered into agreements for the use of water, land and dams. Payment under those agreements varies with the amount of power generated. The various agreements can be renewed and are extendable up to 2089.
In the normal course of business, Brookfield Renewable will enter into capital expenditure commitments which primarily relate to contracted project costs for various growth initiatives. As at December 31, 2020, Brookfield Renewable had $574 million (2019: $36 million) of capital expenditure commitments outstanding, of which $405 million is payable in less than one year, $159 million in two years, and $10 million thereafter.
An integral part of Brookfield Renewable’s strategy is to participate with institutional investors in Brookfield-sponsored private equity funds that target acquisitions that suit Brookfield Renewable’s profile. In the normal course of business, Brookfield Renewable has made commitments to Brookfield-sponsored private equity funds to participate in these target acquisitions in the future, if and when identified. From time to time, in order to facilitate investment activities in a timely and efficient manner, Brookfield Renewable will fund deposits or incur other costs and expenses (including by use of loan facilities to consummate, support, guarantee or issue letters of credit) in respect of an investment that ultimately will be shared with or made entirely by Brookfield sponsored vehicles, consortiums and/or partnerships (including private funds, joint ventures and similar arrangements), Brookfield Renewable, or by co-investors.
Brookfield Renewable, alongside institutional partners, entered into a commitment to invest approximately R$54 million ($10 million) to acquire a 270 MW development wind portfolio in Brazil. The transaction is expected to close in the first quarter of 2021, subject to customary closing conditions, with Brookfield Renewable expected to hold a 25% interest.
Brookfield Renewable, alongside institutional partners, entered into a commitment to invest $700 million to acquire an 845 wind portfolio in United States. The transaction is expected to close in the first quarter of 2021, subject to customary closing conditions, with Brookfield Renewable expected to hold a 25% interest.
Brookfield Renewable, alongside institutional partners, entered into a commitment to invest $810 million to acquire a distributed generation development platform comprising 360 MW of operating and under construction assets across nearly 600 sites throughout the United States and 700 MW of development assets. The transaction is expected to close in the first quarter of 2021, subject to customary closing conditions, with Brookfield Renewable expected to hold a 25% interest.
Subsequent to year-end, Brookfield Renewable, together with its institutional partners, closed its purchase of a 23% interest in Polenergia, a large scale renewable business in Poland, in connection with its previously announced tender offer alongside Polenergia’s current majority shareholder, at a cost of approximately $175 million (approximately $44 million net to Brookfield Renewable for a 6% interest). Brookfield Renewable, together with its institutional partners and Polenergia’s current majority shareholder, will collectively hold a 75% interest in the company.
Subsequent to year-end, Brookfield Renewable, alongside institutional partners, entered into a commitment to invest COP 411 billion ($111 million) to acquire a 40 MW hydroelectric portfolio in Colombia. The transaction is expected to close in the first quarter of 2021, subject to customary closing conditions, with Brookfield Renewable expected to hold a 24% interest.
Subsequent to year-end, Brookfield Renewable, alongside institutional partners, entered into a commitment to invest COP 153 billion ($41 million) to acquire a 38 MW portfolio of solar development projects in Colombia. The transaction is expected to close in the first quarter of 2021, subject to customary closing conditions, with Brookfield Renewable expected to hold a 24% interest.
Contingencies
Brookfield Renewable and its subsidiaries are subject to various legal proceedings, arbitrations and actions arising in the normal course of business. While the final outcome of such legal proceedings and actions cannot be predicted with certainty, it is the opinion of management that the resolution of such proceedings and actions will not have a material impact on Brookfield Renewable’s consolidated financial position or results of operations.
On December 22, 2020, our subsidiary, TerraForm Power, received an adverse summary judgment ruling in connection with litigation relating to a historical contractual dispute. This litigation predates the 2017 acquisition of an initial 51% interest in TerraForm Power by Brookfield Renewable and its institutional partners. The dispute relates to an allegation that TerraForm Power was obligated to make earn-out payments in connection with the acquisition of certain development assets by TerraForm Power’s former parent company from a third party. The court’s ruling in favor of the plaintiffs awarded approximately $231 million plus 9% annual non-compounding interest that has accrued at the New York State statutory rate since May 2016, of which a surety bond was posted with the court for the judgment amount plus one year of additional 9% interest on the judgment amount. While TerraForm Power has appealed the ruling, we cannot predict with certainty the ultimate resolution of the appeal or any other proceedings brought in connection with these claims. In connection to this matter, Brookfield Renewable has recognized a provision of $231 million on its consolidated statement of financial position.
Brookfield Renewable, on behalf of Brookfield Renewable’s subsidiaries, and the subsidiaries themselves have provided letters of credit, which include, but are not limited to, guarantees for debt service reserves, capital reserves, construction completion and performance. The activity on the issued letters of credit by Brookfield Renewable can be found in Note 15 – Borrowings.
Brookfield Renewable, along with institutional investors, has provided letters of credit, which include, but are not limited to, guarantees for debt service reserves, capital reserves, construction completion and performance as it relates to interests in the Brookfield Americas Infrastructure Fund, the Brookfield Infrastructure Fund II, Brookfield Infrastructure Fund III and Brookfield Infrastructure Fund IV. Brookfield Renewable’s subsidiaries have similarly provided letters of credit, which include, but are not limited to, guarantees for debt service reserves, capital reserves, construction completion and performance.
Letters of credit issued by Brookfield Renewable along with institutional investors and its subsidiaries were as at the following dates:

(MILLIONS)	2020	2019
Brookfield Renewable along with institutional investors	$46	$50
Brookfield Renewable's subsidiaries	670	668
	$716	$718
Guarantees
In the normal course of operations, Brookfield Renewable and its subsidiaries execute agreements that provide for indemnification and guarantees to third-parties of transactions such as business dispositions, capital project purchases, business acquisitions, and sales and purchases of assets and services. Brookfield Renewable has also agreed to indemnify its directors and certain of its officers and employees. The nature of substantially all of the indemnification undertakings prevents Brookfield Renewable from making a reasonable estimate of the maximum potential amount that Brookfield Renewable could be required to pay third parties as the agreements do not always specify a maximum amount and the amounts are dependent upon the outcome of future contingent events, the nature and likelihood of which cannot be determined at this time. Historically, neither Brookfield Renewable nor its subsidiaries have made material payments under such indemnification agreements.